Commitments and Contingencies (Details) - Schedule of commitments and contingencies - USD ($)	6 Months Ended	12 Months Ended
	Sep. 30, 2022	Mar. 31, 2022
Schedule of Commitments and Contingencies [Abstract]
Financially support the investment in research organizations – GHSI		$ 730,000